Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Earnings or Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years ended December 31,
	2025	2024
Numerator:
Net loss	$(2,998)	$(11,212)
Dividend on convertible exchangeable preferred shares	(61)	—
Deemed dividend on warrant exchange	(11,033)	—
Net loss attributable to common shareholders	$(14,092)	$(11,212)

Denominator:
Weighted-average number of common shares used in loss per share – basic and diluted	2,185,075	22,314
Loss per share - basic and diluted	$(6.45)	$(502.46)

Schedule of Earnings Per Share, Basic and Diluted

The following potentially dilutive securities have not been included in the computation of diluted net loss per share for the three months ended March 31, 2026 and March 31, 2025, as the result would be anti-dilutive:

	March 31,	March 31,
	2026	2025
Stock options	24,827	25,253
Restricted stock units	2	136
Series A preferred stock	2	2
Series D preferred stock	—	162,588
Series E preferred stock	—	458,333
Common stock warrants	3,178	101,906
Total shares excluded from calculation	28,009	748,218

	December 31,	December 31,
	2025	2024
Stock options	24,921	494
Restricted Stock Units	10	164
Series A preferred stock	2	2
Common stock warrants	3,178	117,182
Total shares excluded from calculation	28,111	117,842

Future NRG Sdn. Bhd. [Member]
Schedule of Earnings or Loss Per Share

	Note	2025	2024
		(USD)	(USD)
Net loss from continuing operations		(67,140)	(123,433)
Net income from discontinued operations		2,557,550	921,119
Net income (loss)		2,490,410	797,686

Weighted average shares outstanding		28,000,000	28,000,000

Earnings (loss) per share — basic and diluted (USD):
Continuing operations		(0.0024)	(0.0044)
Discontinued operations		0.0913	0.0329
Total		0.0889	0.0285